Discontinued operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of discontinued operations		$ 278
Loans previously reported as discontinued operations at fair value	114
Net gain on loan sales and valuation changes on loans	$ 100